Short-term loans	12 Months Ended
Dec. 31, 2021
Short-term loans
Short-term loans

19.  Short-term loans

	December 31,
	2021	2022
	US$	US$

Short-term loans	—	37,270

The Group entered into several agreements with banks, pursuant to which the Group borrowed loans with total principal amount of RMB259 million (equivalent to US$37 million) within a banking facility of RMB360 million (equivalent to US$52 million) in 2022. These loans were all with a maturity of less than one year and the annual interest rates ranged from 1.40% to 2.98%. Short-term deposits of US$47 million were pledged as collateral for the banking facilities, which were classified as restricted short-term deposits.